Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2024
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
First Trust Merger Arbitrage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below provides information on the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUND — Purchase of Shares” on page 25 of this Prospectus and in “Appendix A — Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class C Shares if you did not redeem your shares:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

First Trust Merger Arbitrage Fund

Class A Shares – VARAX

Class C Shares – VARCX

Class I Shares – VARBX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated November 18, 2024, to the

Prospectus dated January 31, 2024.

Effective immediately, the First Trust Merger Arbitrage Fund (the “Fund”) has lowered the maximum sales charge for Class A shares of the Fund from 5.75% to 4.50% and revised the sales charge and dealer reallowance schedules with respect to Class A Shares of the Fund, which vary by the amount invested. In connection with these revisions, effective immediately, no sales charge is applied to investments in Class A Shares of $250,000 or more (previously, $1 million or more); however, to the extent a finder’s fee was paid, a contingent deferred sales charge will be imposed on certain redemptions of such shares within 12 months of the date of purchase. Effective immediately, the amount of such contingent deferred sales charge is lowered from 1.00% to 0.50%. Additionally, effective immediately, the redemption fee for the Fund will be removed. Accordingly, effective immediately, all references to the redemption fees in the Prospectus are deleted in their entirety.

In connection with the changes described above, the following revisions are made to the Fund’s Prospectus:

The “Fees and Expenses of the Fund” in the Fund’s summary section of the Prospectus is deleted in its entirety and replaced with the following:

First Trust Merger Arbitrage Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%	[1]
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 653
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,078
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,772
First Trust Merger Arbitrage Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 390
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	288
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,176
First Trust Merger Arbitrage Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,095

[1]	For Class A shares, no sales charge applies on investments of $250,000 or more, but to the extent a finder’s fee was paid, a contingent deferred sales charge (“CDSC”) of 0.50% will be imposed on certain redemptions of such shares within 12 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.
[2]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.